Statements of Cash Flows (Annual Report) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Net Income (Loss)	$ 2,658,917
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	2,797	5,997
Deferred income tax	12,600	9,747
Gain on sale of assets	(6,500,000)
Changes in assets and liabilities:
Accounts receivable	1,049,083	347,310
Refundable income taxes	(47,238)	(22,347)
Prepaid expenses and other current assets	(53,896)	(36,171)
Other assets	(144,222)
Accounts payable and accrued expenses	(233,544)	77,030
Accrued legal settlement	(38,486)	117,865
Net cash used in operating activities	(3,293,989)	(78,254)
Cash Flows From Investing Activities
Proceeds from sale of assets	6,200,000
Net cash provided by investing activities	6,200,000
Cash Flows From Financing Activities
Overdraft	(20,475)	20,475
Proceeds (repayments) of loans payable - related parties	(46,000)	53,000
Repayment of long term debt	(494,194)	(49,607)
Dividends paid	(1,431,146)
Net cash (used in) provided by financing activities	(1,991,815)	23,868
Net increase (decrease) in cash	914,196	(54,386)
Cash - Beginning of year	13,699	68,085
Cash - End of year	927,895	13,699
Supplemental cash flow information:
Cash paid for interest	6,797	24,000
Cash paid during the year for taxes	$ 1,613,568
Supplemental of non-cash transactions:
Common stock issued upon conversion of preferred stock	500